Share capital and share premium account - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) £ / shares shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Purchase of treasury shares | £	£ 1,377	£ 0	£ 0
Employee share ownership plan
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	62,875,215
ESOP, held for future exercise
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	62,227,857
Executive supplemental savings plan
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	647,358
Treasury shares
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	240,019,489
Free issue
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Share capital issued (in shares)	4,012,550,322
2025 Share Buyback Programme
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Number of shares purchased under share buyback programme (in shares)	93,000,000
Percentage of issued capital repurchased	0
Average price paid (£ per share) | £ / shares	£ 14.73
Purchase of treasury shares | £	£ 1,400
Share repurchase program, shares repurchased, transaction costs | £	£ 8